Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

10.	Property, plant and equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2019	$1,217	$4,680	$28,957	$159	$139	$1,410	$36,562
Additions	89	591	532	2	4	53	1,271

Translation adjustments	(15)	(133)	(563)	0	(2)	(92)	(805)
Balance as of December 31, 2019	$1,291	$5,138	$28,926	$161	$141	$1,371	$37,028

Additions	20	323	525	0	0	83	951

Reclassifications	0	94	334	0	0	(428)	0
Translation adjustments	5	(115)	(148)	0	3	(11)	(266)
Balance as of December 31, 2020	$1,316	$5,440	$29,637	$161	$144	$1,015	$37,713

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of December 31, 2018	1,055	$18,380	$81	$75	$19,591

Depreciation expense	30	1,063	4	2	1,099
Translation effects	(3)	(396)	0	0	(399)
Balance as of December 31, 2019	1,082	$19,047	$85	$77	$20,291

Depreciation expense	152	1,283	2	4	1,441
Translation effects	21)	52	(1)	0	30
Balance as of December 31, 2020	$1,213	$20,382	$86	$81	$21,762

The depreciation expense for the years ended December 31, 2020, and 2019 amounted to $ 1,441,021 and $ 1,098,749, respectively.

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance as of December 31, 2018	$1,217	$3,625	$7,187	$78	$64	$4,800	$16,971

Balance as of December 31, 2019	$1,291	$4,056	$9,879	$76	$64	$1,371	$16,737

Balance as of December 31, 2020	$1,316	$4,227	$9,255	$75	$63	$1,015	$15,951

Until December 31, 2014, Republic has invested USD $158.8 million in an electric arc furnace and auxiliar facilities for its steel facility in Lorain, Ohio, USA, with the intention to satisfy growing customer demand of SBQ. The locality of this steel mill was selected due to its strategic location close to customers and the availability of skilled labor. Furnace construction started at midyear of 2012 and the operations started production in July 2014. The furnace steel amount includes of USD $ 45.4 million of labor and capitalized indirect expenses.

This facility was idled in June of 2015 and management has no near-term plans to restart the facility. The expectation is that it will be restarted when market conditions improve substantially, particularly in the oil and gas drilling industry. The Company has property, machinery, and equipment with a net book value of approximately USD$ 40.3 and USD$ 41.5 million as of December 31, 2020 and 2019, pertaining to the Lorain, Ohio facility after recording an impairment charge when the facility was idled.

As a consequence of this event, management determined a triggering event took place to where the long-lived assets at the Lorain facility may not be fully recoverable. Management performed an analysis of the fair value of the Lorain facility with the assistance of an independent valuation firm and determined the net book value exceeded the fair value by approximately U.S.$130.7 million (Ps. 2,701 million) and as such recognized an asset impairment of this amount during the year ended December 31, 2015. The fair value determination at the Lorain facility was based on an independent valuation of the Lorain melt shop assets using the comparable match method of the market approach. The income approach was not considered an appropriate fair value measurement due to the absence of reliable forecast data as the facility was idled indefinitely in early 2016.

Since March 31 2016 all Lorain facilities were closed temporarily. At May 14, 2021 Management has no near-term plans to restart the facility.The expectation is that it will be restarted when market conditions improve substantially, particularly in the oil and gas industry. We have property, plant and equipment with a net book value of approximately U.S.$40.3 (Ps. 803 million) as of December 31, 2020 and U.S.$41.5 million (Ps. 783 million) as of December 31, 2019, pertaining to the Lorain, Ohio, facility after recording the impairment charge of U.S.$130.7 million (Ps. 2,701 million) in 2015 (the impairment charge did not impact the cash flows, as it was not a cash expenditure). Management further assessed if there were any impairments at the Company’s other asset groups in accordance with IFRS and determined that as of December 31, 2020, no other asset groups were impaired based on current projections. No further impairment was considered necessary or appropriate.